Parenthetical Information - Significant accounting policies (Detail: Text Values)	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Impact of the EU carve-out version of IAS 39 [Abstract]
Profit before tax, EU Carve Out	€ 1,400,000,000	€ 2,300,000,000
Profit after tax, EU Carve Out	€ 1,000,000,000.0	€ 1,600,000,000
Impact on CET 1 capital ratio, EU Carve Out, (less than) in bps	68	43
Principles of Consolidation - Associates in percent [Abstract]
Significant influence is generally presumed when the Group holds voting rights in an upper range	50
Groups investment of the voting stock	20
Impairement of loans and provision for off-balance sheet positons - Staged approach to the determination of expected losses [Abstract]
Group recognize a loss allowance at an amount equal to lifetime expected credit losses	20